Business and Basis of Presentation (Schedule of Deferred Reinsurance) (Details) - USD ($) $ in Thousands	Jan. 01, 2021	Dec. 31, 2020
Deferred Reinsurance Losses
Liability for Future Policy Benefit, Activity [Line Items]
Balance	$ 362,347
As Previously Reported | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Activity [Line Items]
Balance		$ 233,678
Unwinding amounts related to unrealized investment gains and losses | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	14,804
Effect of change in reserve basis to market risk benefits | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	141,032
Effect of change in SOP 03-1 reserve basis | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	(27,167)
Variable Annuities | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Activity [Line Items]
Balance	274,415
Variable Annuities | As Previously Reported | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Activity [Line Items]
Balance		118,579
Variable Annuities | Unwinding amounts related to unrealized investment gains and losses | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	14,804
Variable Annuities | Effect of change in reserve basis to market risk benefits | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	141,032
Variable Annuities | Effect of change in SOP 03-1 reserve basis | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	0
Term Life | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Activity [Line Items]
Balance	87,932
Term Life | As Previously Reported | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Activity [Line Items]
Balance		87,932
Term Life | Unwinding amounts related to unrealized investment gains and losses | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	0
Term Life | Effect of change in reserve basis to market risk benefits | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	0
Term Life | Effect of change in SOP 03-1 reserve basis | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	0
Variable / Universal Life | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Activity [Line Items]
Balance	0
Variable / Universal Life | Deferred Reinsurance Gain
Liability for Future Policy Benefit, Activity [Line Items]
Balance	174,259
Variable / Universal Life | As Previously Reported | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Activity [Line Items]
Balance		27,167
Variable / Universal Life | As Previously Reported | Deferred Reinsurance Gain
Liability for Future Policy Benefit, Activity [Line Items]
Balance		$ 134,213
Variable / Universal Life | Unwinding amounts related to unrealized investment gains and losses | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	0
Variable / Universal Life | Effect of change in reserve basis to market risk benefits | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	0
Variable / Universal Life | Effect of change in SOP 03-1 reserve basis | Deferred Reinsurance Losses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	(27,167)
Variable / Universal Life | Effect of change in SOP 03-1 reserve basis | Deferred Reinsurance Gain
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	$ 40,046